CONSOLIDATED COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED COMPREHENSIVE INCOME (LOSS) [Abstract]
Loss for the period	$ (22,887)	$ (9,404)	$ (46,038)	$ (28,721)
Foreign currency translation adjustment	(3,609)	3,029	(10,432)	(2,668)
Change in employees plan assets and benefit obligations, net of taxes	(1,064)	(933)	(1,531)	(369)
Comprehensive loss for the period	$ (27,560)	$ (7,308)	$ (58,001)	$ (31,758)